Transactions with Related Parties	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Transactions with Related Parties:

4.Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed consolidated statements of operations are as follows:

Balance Sheet	December 31, 2017	June 30, 2018
Due from related parties	$16,914	$20,089
Advances for vessels under construction and related costs	1,004	-
Accrued liabilities	(350)	(576)
Due to related parties - current	(72)	(985)
Due to related parties – non current	$(71,631)	$-

	Six-month period ended June 30,
Statement of Operations	2017	2018
Time charter revenues	$-	$3,377
Voyage expenses	337	1,565
General and administrative expenses	12,048	11,946
Commissions for assets acquired or sold	2,778	97
Interest and finance costs	$6,827	$2,585

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Offshore Services Ltd. - TMS Tankers Ltd. – TMS Cardiff Gas Ltd. – TMS Dry Ltd. (together the “TMS Entities”): Effective January 1, 2017, the Company entered into agreements (the “TMS Agreements”) with TMS Bulkers Ltd. (“TMS Bulkers”) and TMS Offshore Services Ltd. (“TMS Offshore Services”) to streamline the services offered by TMS Bulkers under the management agreements with each of the Company’s drybulk vessel-owning subsidiaries and by TMS Offshore Services pursuant to the respective management agreements with the Company’s offshore support vessel–owning subsidiaries. The Company also entered into agreements with TMS Cardiff Gas Ltd. (“TMS Cardiff Gas”) and TMS Tankers Ltd. (“TMS Tankers”) regarding its acquired tanker and gas carrier vessels on similar terms as the TMS Agreements (Notes 6 and 7). On May 31, 2018, the Company supplemented the management services providers under the TMS Agreements to include TMS Dry Ltd. (“TMS Dry”), which is the manager of the Huahine, the Company’s newly acquired Newcastlemax drybulk carrier (Note 7). TMS Bulkers, TMS Offshore Services, TMS Cardiff Gas, TMS Tankers and TMS Dry are collectively referred to herein as the “TMS Entities”. The TMS Entities may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and Chief Executive Officer (“CEO”).

The TMS Agreements cover, among other things, executive management, commercial, accounting, reporting, financing, legal, manning, catering, IT, attendance, insurance, technical and operations services. The all-in base cost for providing these services is $1,643/day per vessel, which is a 33% reduction from prior levels, based on a minimum of 20 vessels, decreasing thereafter to $1,500/day per vessel. The management fee is payable in equal monthly installments in advance and can be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. The TMS Agreements entitled the TMS Entities to an aggregate performance bonus for 2016 amounting to $6,000, as well as a one-time setup fee of $2,000.

Under each respective TMS Agreements, the TMS Entities are also entitled to (i) a discretionary performance fee (up to $20,000, in either cash or common stock, at the discretion of the Company’s board of directors), (ii) a commission of 1.25% on charter hire agreements that are arranged by the TMS Entities, (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company’s fleet that are arranged by the TMS Entities, (iv) a financing and advisory commission of 0.50% and (v) reimbursement of out of pocket and travel expenses. The TMS Agreements have terms of ten years.

Under the TMS Agreements, if the TMS Entities are requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay the TMS Entities an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $582 based on the Euro/U.S. Dollar exchange rate at June 30, 2018) per day.

Further, in the event that the management agreements are terminated for any reason other than a default by TMS Entities or change of control of the vessel owning companies’ ownership, the Company is required to pay the management fee for a further period of three calendar months as from the date of termination. In the event of a change of control of the vessel owning companies’ ownership, the Company is required to pay TMS Entities a termination payment, representing an amount equal to the estimated remaining fees payable to TMS Entities under the term of the agreements, which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months. The Company may terminate the agreements for a convenience at any time for a fee of $50,000.

Transactions with the TMS Entities in Euros are settled on the basis of the average U.S. Dollar rate on the invoice date.

Cardiff Tankers Inc. – Cardiff Gas Ltd: Under certain charter agreements for the Company’s tankers and gas carrier vessels, Cardiff Tankers Inc. (“Cardiff Tankers”) and Cardiff Gas Ltd (“Cardiff Gas”), two Marshall Islands entities that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou, provide services related to the sourcing, negotiation and execution of charters, for which they are entitled to a 1.25% commission on charter hire earned by those vessels.

George Economou: Mr. George Economou is the Company’s Chairman and CEO. Additionally, as of the date of this report, SPII Holdings Inc. (“SPII”), an entity that may be deemed to be beneficially owned by Mr. George Economou, beneficially owns 72,421,515 common shares of the Company, which is approximately 73.4% of the Company’s outstanding common stock. Mr. George Economou therefore has control over the actions of the Company.

Other: On January 12, 2017, the Company entered into a “zero cost” Option Agreement (the “LPG Option Agreement”), with companies that may be deemed to be beneficially owned by Mr. George Economou for the purchase of the shares of four owning companies of four high specifications very large gas carriers (“VLGCs”) capable of carrying liquefied petroleum gas(“LPG”) that were under construction at Hyundai Samho Heavy Industries Co., Ltd. (“HHI”) and have long-term time charter employment agreements with major oil companies and oil traders.

Under the terms of the LPG Option Agreement, the Company had until April 4, 2017, to exercise four separate options to purchase up to the four VLGCs at a price of $83,500 per vessel. The transaction was approved by the independent directors of the Company’s board of directors based on third party broker valuations. On January 19, 2017 and March 10, 2017, the Company exercised the first two options and acquired two of the VLGCs under construction, and on April 6, 2017, exercised the remaining two options and acquired the two remaining VLGCs under construction (Notes 6, 7). On April 3, 2017, and in connection with the acquisition of the four VLGCs under construction, the Company acquired 100% of the shares of Cardiff LNGShips Ltd. and Cardiff LPG Ships Ltd without any cost or payment from entities that may be deemed to be beneficially owned by Mr. George Economou.

 On May 15, 2017, the Company entered into a purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou for the purchase of the shares of the owning company of the Suezmax newbuilding vessel Samsara. The transaction was approved by the audit committee of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates and the long-term employment on a fixed rate basis plus profit share, provided by the seller. The vessel was time chartered back to the seller and employed from May 24, 2017 under a five year time charter plus optional periods in charterer’s option at a base rate plus profit share. The charterer was also granted purchase options at the end of each firm period (Note 7).

On May 31, 2018, the Company entered into two separate share purchase agreements with entities that may be deemed to be beneficially owned by Mr. George Economou for the purchase of the shares of the owning companies of the Newcastlemax drybulk carrier Huahine and the Suezmax tanker vessel Marfa, including their associated credit facilities, respectively. The transaction was approved by the audit committee of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates (Notes 7, 11).

On June 20, 2018, the Company entered into an index linked employment agreement for the vessel Huahine with TMS Dry. Under the agreement, the Company can give 60-days advance termination notice and can then seek alternative or fixed rate employment. The transaction was approved by the audit committee of the Company’s Board of directors taking into account the rates of other Company vessels that are, or have been, on index linked employment agreements. On July 13, 2018, the Company gave notice of termination of the employment agreement with TMS Dry.

Private Placement – Rights Offering: The Company’s independent members of the board of directors in connection with a fairness opinion obtained on August 11, 2017 approved a transaction pursuant to which the Company sold 36,363,636 of the Company’s common shares to entities that may be deemed to be beneficially owned by Mr. George Economou, for an aggregate consideration of $100,000 at a price of $2.75 per share (the “Private Placement”). On August 11, 2017, the Company signed a binding term sheet (the “Term Sheet”) pursuant to the Private Placement terms. On August 29, 2017 and following the closing of the Private Placement: (i) 9,818,182 common shares were issued to Sierra Investments Inc. (“Sierra”), an entity that may be deemed to be beneficially owned by Mr. George Economou,  in exchange for the reduction of the principal outstanding balance by $27,000 of the Company’s unsecured credit facility with Sierra, (ii) 14,545,454 common shares were issued to Mountain Investments Inc. (“Mountain”), an entity that may be deemed to be beneficially owned by Mr. George Economou, as an exchange for the termination of the participation rights agreement dated May 23, 2017 (the “Participation Rights Agreement”) and the forfeiture of all outstanding shares of Series D Preferred Stock (which carried 100,000 votes per share) and (iii) 12,000,000 common shares to SPII as consideration for the purchase of the 100% issued and outstanding equity interests of Shipping Pool Investors Inc. (“SPI”), which directly holds a 49% interest in Heidmar, a global tanker pool operator.

The Private Placement transaction was a non-cash transaction with a transfer of an exchange of assets and liabilities as a consideration for the common stock issued. The fair values of the non-cash transactions, as described above, are determined based on the fair values of assets and liabilities given up on the date that the transaction was concluded, or if more clearly evident, the fair value of the asset and liabilities received on the date that the respective transaction was concluded. The Company considered that the fair value of the shares issued as part of the transaction is considered more clearly evident and concluded that in this respect the aforementioned non-monetary transaction will be recorded based on the fair value of the shares issued as part of the Private Placement. The fair value of the Company’s exchanged capital stock was valued using the quoted market price available as of the closing of the transaction according to ASC 820 “Fair Value Measurement” (Notes 10, 12).

The transaction resulted in a total loss of $7,600, as the difference between the transaction price and the fair value price of $2.05 and was included in “Loss on Private Placement” in the consolidated statement of operations for the year ended December 31, 2017. In addition, an amount of $2,805 was classified under the respective “Stockholders’ Contribution” as the difference between the carrying value of the Series D Preferred Stock before its forfeiture and its fair value, and was included in “Accumulated deficit” in the consolidated balance sheet as of December 31, 2017.

On August 11, 2017, in accordance with the Term Sheet, the Audit Committee also approved a rights offering (the “Rights Offering”) that commenced on August 31, 2017 and allowed the Company’s shareholders to purchase their pro rata portion of up to $100,000 of the Company’s common shares at a price of $2.75 per share. On August 29, 2017 and in connection with the Rights Offering, Sierra also entered into a backstop agreement (the “Backstop Agreement”) to purchase from the Company, at $2.75 per share, the number of shares of common stock offered under the Rights Offering that would not be issued to existing shareholders if these shareholders did not exercise their rights in full. On October 4, 2017 and following the closing of the Rights Offering, 36,057,876 common shares were issued to Sierra, representing the number of common shares not issued pursuant to the full exercise of rights from existing shareholders (Note 13).

Sifnos Shareholders Inc. – Sierra Investments Inc.: On December 30, 2016, the Company entered into a senior secured revolving facility (“New Revolving Facility”) with Sifnos Shareholders Inc. (“Sifnos”), an entity that may be deemed to be beneficially owned by Mr. George Economou, for the refinancing of the Company’s prior outstanding debt with Sifnos, which amounted to a total of $121,000.

Under the terms of the New Revolving Facility, Sifnos extended a loan of up to $200,000 that was secured by all of the Company’s present and future assets except for the vessel Raraka. The New Revolving Facility carried an interest rate of LIBOR plus 5.5%, was non-amortizing, had a tenor of 3 years, had no financial covenants, was arranged with a fee of 2.0% and had a commitment fee of 1.0%. In addition, Sifnos had the ability to participate in realized asset value increases of the collateral base in a fixed percentage of 30%. The transaction was approved by the Company’s independent members of the board of directors and a fairness opinion was obtained in connection with this transaction.

On January 19, 2017 and March 10, 2017, the Company acquired two VLGCs under construction and on April 6, 2017, acquired the two remaining VLGCs pursuant to the LPG Option Agreement and partially financed the closing price of the acquisition of the vessel-owning entities of the four vessels by using the then remaining undrawn liquidity of $79,000, under the New Revolving Facility. On May 23, 2017, the Company was released of all of its obligations and liabilities under the New Revolving Facility, as amended, through a Notice of Release from Sifnos, and entered into an unsecured revolving facility agreement (“Revolving Facility”) with Sierra and the Participation Rights Agreement with Mountain, both entities that may be deemed to be beneficially owned by Mr. George Economou. The Revolving Facility carried an interest rate of LIBOR plus 6.5%, was non-amortizing, had a tenor of 5 years, had no financial covenants and was arranged with a fee of 1.0%.

Through the Participation Rights Agreement, Mountain had the ability to participate in realized asset value increases of all of the Company’s present and future assets, except the vessel Samsara, in a fixed percentage of 30% in case of their sale and had a duration of up to the maturity of the Revolving Facility. The Participation Rights Agreement was terminated on August 29, 2017 in connection with the Private Placement discussed above (Note 13). These transactions were approved by the Company’s independent members of the board of directors based, in part, on a fairness opinion.

On August 29, 2017, following the closing of the Private Placement, 9,818,182 common shares were issued to Sierra in exchange for the reduction of the principal outstanding balance by $27,000 of the Revolving Facility (Note 13).

On October 2, 2017, after the closing of the Rights Offering, 36,057,876 common shares were issued to Sierra in exchange for the reduction of the principal outstanding balance by $99,159 of the Revolving Facility. This exchange constituted a common control transaction, as Mr. Economou was deemed to have controlling interests in the Company following the closing of the Private Placement. In this respect, the total exchanged consideration net of par value was recognized and included in “Additional paid in capital” in the consolidated balance sheet as of December 31, 2017 in accordance with the relevant U.S. GAAP guidance.

On October 25, 2017, the Company entered into a new secured loan facility (“Loan Facility Agreement”) with Sierra to refinance the outstanding debt under Revolving Facility, which then amounted to a total of $73,841. The Loan Facility Agreement carried an interest rate of LIBOR plus 4.5%, was non-amortizing, had a tenor of 5 years, had no arrangement or commitment fee and was secured by four Company’s vessels two tanker vessels (Samsara and Balla) and two drybulk carrier vessels (Judd and Castellani).

Furthermore, the Loan Facility Agreement contained only one financial covenant, according to which the fair market values of mortgaged vessels should be at least 200% of the Loan Facility Agreement outstanding amount. The transaction was approved by the Company’s independent members of the board of directors and a fairness opinion was obtained in connection with this transaction.

On February 1, 2018, the Company repaid in full the then outstanding balance of $73,841 under the Loan Facility Agreement with Sierra.

The weighted-average interest rates on the above-referenced facilities were 7.99% and 6.05% for the six-month periods ended June 30, 2017 and 2018, respectively.